John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 9/30/2022

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LLC	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.9%
Equity - 89.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,595,352	$163,180,932
Capital Appreciation, Class NAV, JHF II (Jennison)	6,967,789	75,600,511
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,969,580	78,304,434
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,019,817	140,045,344
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,512,266	139,261,521
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,376,476	169,301,686
Equity Income, Class NAV, JHF II (T. Rowe Price)	11,960,079	214,683,411
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,565,851	39,796,346
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,793,089	209,644,042
Global Equity, Class NAV, JHF II (MIM US) (B)	4,221,070	41,999,651
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,336,940	60,644,519
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,009,123	32,754,535
International Growth, Class NAV, JHF III (Wellington)	3,324,359	75,562,671
International Small Company, Class NAV, JHF II (DFA)	9,252,152	77,255,472
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,124,798	216,279,693
Mid Cap Growth, Class NAV, JHIT (Wellington)	11,928,794	146,724,171
Mid Value, Class NAV, JHF II (T. Rowe Price)	12,201,936	192,058,478
Multifactor Emerging Markets ETF, JHETF (DFA)	2,978,096	64,769,419
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,271,251	94,526,265
Small Cap Growth, Class NAV, JHF II (Redwood)	4,521,263	60,223,228
Small Cap Value, Class NAV, JHF II (Wellington)	3,566,121	65,723,617
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,485,798	136,039,506
Fixed income - 2.0%
Core Bond, Class NAV, JHF II (Allspring Investments)	3,143,559	33,793,254
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,095,316	14,080,523
High Yield, Class NAV, JHBT (MIM US) (B)	2,496,547	7,040,261
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	2,712,790	28,457,167
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	12,128,058	126,859,485
Health Sciences, Class NAV, JHF II (T. Rowe Price)	9,396,532	42,660,255
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	16,142,689	$19,694,081

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,737,107,040)		$2,766,964,478
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	174,150

TOTAL COMMON STOCKS (Cost $91,718)		$174,150
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 3.701%, 08/15/2051	$25,670,000	8,853,704
U.S. Treasury STRIPS, PO, 3.778%, 05/15/2050	35,653,001	12,610,320
U.S. Treasury STRIPS, PO, 3.795%, 11/15/2048	18,002,000	6,705,880
U.S. Treasury STRIPS, PO, 4.007%, 05/15/2047	6,786,000	2,543,483

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $41,195,947)		$30,713,387
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (F)(G)	109	1,086

TOTAL SHORT-TERM INVESTMENTS (Cost $1,086)		$1,086
Total investments (Cost $2,778,395,791) - 100.0%		$2,797,853,101
Other assets and liabilities, net - 0.0%		513,450
TOTAL NET ASSETS - 100.0%		$2,798,366,551
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 73.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,406,673	$369,540,947
Capital Appreciation, Class NAV, JHF II (Jennison)	17,775,808	192,867,513
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	38,214,303	333,610,867
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,705,220	333,269,143
Disciplined Value International, Class NAV, JHIT (Boston Partners)	28,789,289	320,424,782
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,773,182	307,083,598
Equity Income, Class NAV, JHF II (T. Rowe Price)	27,339,610	490,746,007
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,930,559	$91,982,975
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,362,769	96,581,008
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,800,582	375,868,151
Global Equity, Class NAV, JHF II (MIM US) (B)	15,832,031	157,528,707
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	14,159,688	135,508,211
International Dynamic Growth, Class NAV, JHIT (Axiom)	9,487,965	77,516,676
International Growth, Class NAV, JHF III (Wellington)	6,971,470	158,461,508
International Small Company, Class NAV, JHF II (DFA)	20,195,363	168,631,283
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	63,596,495	489,057,050
Mid Cap Growth, Class NAV, JHIT (Wellington)	26,551,168	326,579,371
Mid Value, Class NAV, JHF II (T. Rowe Price)	27,732,494	436,509,455
Multifactor Emerging Markets ETF, JHETF (DFA)	8,405,994	182,818,601
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,051,751	221,672,757
Small Cap Growth, Class NAV, JHF II (Redwood)	8,819,460	117,475,210
Small Cap Value, Class NAV, JHF II (Wellington)	7,318,000	134,870,738
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	38,676,587	300,903,845
Fixed income - 14.9%
Bond, Class NAV, JHSB (MIM US) (B)	38,189,984	503,343,984
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	23,545,995	158,229,087
Floating Rate Income, Class NAV, JHF II (Bain Capital)	18,832,218	141,053,311
High Yield, Class NAV, JHBT (MIM US) (B)	46,214,111	130,323,792
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	109,075	995,853
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	25,992,235	245,106,779
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	6,360,409	60,996,321
Diversified Macro, Class NAV, JHIT (Graham)	5,814,711	60,996,321
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	29,892,281	312,673,254
Health Sciences, Class NAV, JHF II (T. Rowe Price)	22,327,948	101,368,882
Science & Technology, Class NAV, JHF II (T. Rowe Price)	41,271,697	50,351,470

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,671,324,339)		$7,584,947,457
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$395,646

TOTAL COMMON STOCKS (Cost $208,371)		$395,646
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$24,416,268	23,580,774
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	62,025,969	58,833,207
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	33,202,930	31,006,803
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	26,354,185	24,298,696
U.S. Treasury STRIPS, PO, 3.701%, 08/15/2051	153,312,000	52,878,029
U.S. Treasury STRIPS, PO, 3.778%, 05/15/2050	210,400,000	74,417,614
U.S. Treasury STRIPS, PO, 3.795%, 11/15/2048	107,472,000	40,034,127
U.S. Treasury STRIPS, PO, 4.007%, 05/15/2047	40,093,000	15,027,388

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $404,134,131)		$320,076,638
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (F)(G)	136	1,356

TOTAL SHORT-TERM INVESTMENTS (Cost $1,356)		$1,356
Total investments (Cost $8,075,668,197) - 100.0%		$7,905,421,097
Other assets and liabilities, net - 0.0%		246,306
TOTAL NET ASSETS - 100.0%		$7,905,667,403
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 54.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,630,609	$235,452,919
Capital Appreciation, Class NAV, JHF II (Jennison)	9,759,645	105,892,147
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,475,316	353,349,509
Disciplined Value, Class NAV, JHF III (Boston Partners)	10,310,910	205,702,654
Disciplined Value International, Class NAV, JHIT (Boston Partners)	22,373,912	249,021,637
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,900,796	181,374,307
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	16,726,376	$300,238,451
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,364,147	67,687,915
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,796,149	91,300,105
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,036,146	223,077,794
Global Equity, Class NAV, JHF II (MIM US) (B)	17,254,956	171,686,815
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,943,136	37,262,638
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,648,833	73,199,330
International Dynamic Growth, Class NAV, JHIT (Axiom)	7,156,288	58,466,869
International Growth, Class NAV, JHF III (Wellington)	5,608,504	127,481,302
International Small Company, Class NAV, JHF II (DFA)	10,059,756	83,998,963
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,614,327	304,634,171
Mid Cap Growth, Class NAV, JHIT (Wellington)	17,101,815	210,352,327
Mid Value, Class NAV, JHF II (T. Rowe Price)	18,887,843	297,294,648
Multifactor Emerging Markets ETF, JHETF (DFA)	5,326,550	115,845,005
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,012,814	143,166,588
Small Cap Growth, Class NAV, JHF II (Redwood)	5,677,894	75,629,551
Small Cap Value, Class NAV, JHF II (Wellington)	5,433,461	100,138,685
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,739,263	278,051,470
Fixed income - 30.1%
Bond, Class NAV, JHSB (MIM US) (B)	51,567,518	679,659,890
Core Bond, Class NAV, JHF II (Allspring Investments)	12,667,296	136,173,430
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	39,746,781	267,098,366
Floating Rate Income, Class NAV, JHF II (Bain Capital)	33,635,222	251,927,816
High Yield, Class NAV, JHBT (MIM US) (B)	85,640,510	241,506,238
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	15,817,880	144,417,241
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	56,690,895	534,595,143
Alternative and specialty - 7.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	7,963,646	76,371,366
Diversified Macro, Class NAV, JHIT (Graham)	7,316,982	76,755,142
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	21,008,880	219,752,889
Health Sciences, Class NAV, JHF II (T. Rowe Price)	16,982,498	77,100,540
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,509,920	$38,334,324
Science & Technology, Class NAV, JHF II (T. Rowe Price)	29,949,961	36,538,952

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,092,867,615)		$6,870,537,137
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	245,162

TOTAL COMMON STOCKS (Cost $129,112)		$245,162
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$48,032,338	46,388,731
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	121,966,304	115,688,136
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	65,276,897	60,959,315
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	51,842,662	47,799,204
U.S. Treasury STRIPS, PO, 3.701%, 08/15/2051	292,614,000	100,923,944
U.S. Treasury STRIPS, PO, 3.778%, 05/15/2050	395,635,001	139,934,470
U.S. Treasury STRIPS, PO, 3.795%, 11/15/2048	205,019,000	76,371,117
U.S. Treasury STRIPS, PO, 4.007%, 05/15/2047	75,463,000	28,284,532

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $779,875,518)		$616,349,449
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (F)(G)	104	1,041

TOTAL SHORT-TERM INVESTMENTS (Cost $1,041)		$1,041
Total investments (Cost $7,872,873,286) - 100.0%		$7,487,132,789
Other assets and liabilities, net - 0.0%		506,720
TOTAL NET ASSETS - 100.0%		$7,487,639,509
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.6%
Equity - 36.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,140,564	$40,501,429
Capital Appreciation, Class NAV, JHF II (Jennison)	1,656,013	17,967,736
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,573,218	$101,034,190
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,047,630	40,850,214
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,974,540	44,236,629
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,716,686	21,516,151
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,241,278	58,180,938
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,849,659	26,558,824
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	793,255	43,843,214
Global Equity, Class NAV, JHF II (MIM US) (B)	5,085,754	50,603,257
Global Shareholder Yield, Class NAV, JHF III (Epoch)	2,840,214	26,840,019
International Growth, Class NAV, JHF III (Wellington)	1,681,965	38,231,075
International Small Company, Class NAV, JHF II (DFA)	2,190,810	18,293,261
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,888,777	68,354,692
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,629,259	44,639,888
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,318,663	52,235,750
Multifactor Emerging Markets ETF, JHETF (DFA)	1,055,719	22,960,410
Small Cap Core, Class NAV, JHIT (MIM US) (B)	620,717	8,069,327
Small Cap Growth, Class NAV, JHF II (Redwood)	1,532,598	20,414,208
Small Cap Value, Class NAV, JHF II (Wellington)	1,171,301	21,587,069
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,262,361	48,721,171
Fixed income - 49.0%
Bond, Class NAV, JHSB (MIM US) (B)	21,874,886	288,310,994
Core Bond, Class NAV, JHF II (Allspring Investments)	18,720,323	201,243,477
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,071,579	114,721,008
Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,256,045	114,267,780
High Yield, Class NAV, JHBT (MIM US) (B)	38,673,322	109,058,767
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	9,534,251	87,047,709
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	20,202,448	190,509,083
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	3,093,746	29,669,028
Diversified Macro, Class NAV, JHIT (Graham)	2,747,320	28,819,389
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,115,281	43,045,843
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Infrastructure, Class NAV, JHIT (Wellington)	916,978	$10,664,460
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,020,549	34,174,669

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,228,902,261)		$2,067,171,659
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	41,118

TOTAL COMMON STOCKS (Cost $21,655)		$41,118
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$21,247,923	20,520,845
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	53,967,565	51,189,606
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	28,883,662	26,973,222
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	22,936,480	21,147,554
U.S. Treasury STRIPS, PO, 3.701%, 08/15/2051	58,909,000	20,317,991
U.S. Treasury STRIPS, PO, 3.778%, 05/15/2050	78,582,000	27,794,130
U.S. Treasury STRIPS, PO, 3.795%, 11/15/2048	41,257,000	15,368,542
U.S. Treasury STRIPS, PO, 4.007%, 05/15/2047	15,004,000	5,623,698

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $229,706,943)		$188,935,588
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (F)(G)	103	1,027

TOTAL SHORT-TERM INVESTMENTS (Cost $1,027)		$1,027
Total investments (Cost $2,458,631,886) - 100.0%		$2,256,149,392
Other assets and liabilities, net - (0.0%)		(92,310)
TOTAL NET ASSETS - 100.0%		$2,256,057,082
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 17.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	437,277	$15,527,700
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,738,809	41,369,802
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	479,204	$9,560,122
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,516,330	16,876,754
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,270,177	17,979,802
Equity Income, Class NAV, JHF II (T. Rowe Price)	825,660	14,820,592
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,419,477	13,229,522
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	159,351	8,807,334
Global Equity, Class NAV, JHF II (MIM US) (B)	2,035,150	20,249,745
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,213,289	11,465,585
International Growth, Class NAV, JHF III (Wellington)	672,360	15,282,743
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,521,648	42,461,473
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,585,535	19,502,079
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,299,306	20,451,077
Small Cap Growth, Class NAV, JHF II (Redwood)	1,278,629	17,031,334
Small Cap Value, Class NAV, JHF II (Wellington)	957,100	17,639,362
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,684,675	20,886,769
Fixed income - 67.1%
Bond, Class NAV, JHSB (MIM US) (B)	26,301,997	346,660,326
Core Bond, Class NAV, JHF II (Allspring Investments)	24,351,597	261,779,669
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,708,717	125,722,576
Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,828,322	118,554,135
High Yield, Class NAV, JHBT (MIM US) (B)	41,912,452	118,193,114
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,297,082	94,012,357
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	19,451,950	183,431,885
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	5,590,231	53,610,316
Infrastructure, Class NAV, JHIT (Wellington)	2,634,681	30,641,336
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,334,113	36,839,958

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,911,775,148)		$1,692,587,467
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$29,559,573	28,548,082
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	75,119,429	$71,252,684
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	40,201,164	37,542,155
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	31,912,533	29,423,522

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $188,676,263)		$166,766,443
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (F)(G)	106	1,064

TOTAL SHORT-TERM INVESTMENTS (Cost $1,064)		$1,064
Total investments (Cost $2,100,452,475) - 100.0%		$1,859,354,974
Other assets and liabilities, net - 0.0%		434,274
TOTAL NET ASSETS - 100.0%		$1,859,789,248
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,766,964,478	$2,766,964,478	—	—
Common stocks	174,150	—	—	$174,150
U.S. Government and Agency obligations	30,713,387	—	$30,713,387	—
Short-term investments	1,086	1,086	—	—
Total investments in securities	$2,797,853,101	$2,766,965,564	$30,713,387	$174,150

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,584,947,457	$7,584,947,457	—	—
Common stocks	395,646	—	—	$395,646
U.S. Government and Agency obligations	320,076,638	—	$320,076,638	—
Short-term investments	1,356	1,356	—	—
Total investments in securities	$7,905,421,097	$7,584,948,813	$320,076,638	$395,646

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,870,537,137	$6,870,537,137	—	—
Common stocks	245,162	—	—	$245,162
U.S. Government and Agency obligations	616,349,449	—	$616,349,449	—
Short-term investments	1,041	1,041	—	—
Total investments in securities	$7,487,132,789	$6,870,538,178	$616,349,449	$245,162

8	|

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,067,171,659	$2,067,171,659	—	—
Common stocks	41,118	—	—	$41,118
U.S. Government and Agency obligations	188,935,588	—	$188,935,588	—
Short-term investments	1,027	1,027	—	—
Total investments in securities	$2,256,149,392	$2,067,172,686	$188,935,588	$41,118

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,692,587,467	$1,692,587,467	—	—
U.S. Government and Agency obligations	166,766,443	—	$166,766,443	—
Short-term investments	1,064	1,064	—	—
Total investments in securities	$1,859,354,974	$1,692,588,531	$166,766,443	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,595,352	$252,700,922	$4,203,087	$(451,338)	$15,541	$(93,287,280)	—	—	$163,180,932
Capital Appreciation	6,967,789	118,548,828	3,415,506	(1,792,137)	(543,617)	(44,028,069)	—	—	75,600,511
Capital Appreciation Value	8,969,580	80,546,510	18,827,930	(6,639,350)	(793,595)	(13,637,061)	—	—	78,304,434
Core Bond	3,143,559	—	38,285,989	(2,105,910)	(157,093)	(2,229,732)	$380,727	—	33,793,254
Disciplined Value	7,019,817	190,615,484	50,806	(24,683,907)	568,774	(26,505,813)	—	—	140,045,344
Disciplined Value International	12,512,266	203,514,944	—	(26,921,820)	2,038,399	(39,370,002)	—	—	139,261,521
Diversified Macro	2,712,790	38,792,465	—	(16,936,732)	279,563	6,321,871	—	—	28,457,167
Diversified Real Assets	12,128,058	181,796,341	1,171,541	(39,879,526)	4,975,399	(21,204,270)	—	—	126,859,485
Emerging Markets Debt	2,095,316	19,815,790	716,588	(1,504,992)	(392,683)	(4,554,180)	710,349	—	14,080,523
Emerging Markets Equity	21,376,476	253,570,261	6,192,216	—	—	(90,460,791)	—	—	169,301,686
Equity Income	11,960,079	304,205,878	3,119,729	(52,234,312)	4,387,870	(44,795,754)	3,119,729	—	214,683,411
Financial Industries	2,565,851	60,468,288	—	(10,152,469)	(500,009)	(10,019,464)	—	—	39,796,346
Fundamental Large Cap Core	3,793,089	298,287,076	—	(9,467,443)	(1,562,907)	(77,612,684)	—	—	209,644,042
Global Equity	4,221,070	40,399,481	13,329,714	(436,344)	4,447	(11,297,647)	—	—	41,999,651
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	6,336,940	$90,898,171	—	$(26,447)	$941	$(30,228,146)	—	—	$60,644,519
Health Sciences	9,396,532	60,003,165	—	(5,264,796)	(984,100)	(11,094,014)	—	—	42,660,255
High Yield	2,496,547	9,973,268	$375,326	(1,608,702)	(231,477)	(1,468,154)	$377,251	—	7,040,261
International Dynamic Growth	4,009,123	50,045,401	1,842,120	—	—	(19,132,986)	—	—	32,754,535
International Growth	3,324,359	114,422,617	1,000,000	—	—	(39,859,946)	—	—	75,562,671
International Small Company	9,252,152	121,037,263	—	(9,143,480)	(1,181,266)	(33,457,045)	—	—	77,255,472
International Strategic Equity Allocation	28,124,798	321,192,561	—	(18,371,930)	(3,139,607)	(83,401,331)	—	—	216,279,693
John Hancock Collateral Trust	109	—	236,735	(235,638)	(11)	—	49	—	1,086
Mid Cap Growth	11,928,794	216,607,037	19,728,321	(1,000,000)	(890,942)	(87,720,245)	—	—	146,724,171
Mid Value	12,201,936	286,733,007	—	(57,345,985)	1,434,451	(38,762,995)	—	—	192,058,478
Multifactor Emerging Markets ETF	2,978,096	75,152,297	9,611,175	(8,851)	(2,005)	(19,983,197)	489,796	—	64,769,419
Science & Technology	16,142,689	29,118,971	2,243,002	—	—	(11,667,892)	—	—	19,694,081
Small Cap Core	7,271,251	134,113,181	—	(9,528,177)	(1,576,907)	(28,481,832)	—	—	94,526,265
Small Cap Growth	4,521,263	91,905,889	2,531,853	(1,171,384)	(558,430)	(32,484,700)	—	—	60,223,228
Small Cap Value	3,566,121	107,994,555	—	(25,256,447)	1,388,671	(18,403,162)	—	—	65,723,617
U.S. Sector Rotation	17,485,798	205,244,029	—	(21,343,370)	(3,036,463)	(44,824,690)	—	—	136,039,506
					$(457,056)	$(973,651,211)	$5,077,901	—	$2,766,965,564
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	6,360,409	$81,509,511	—	$(15,899,092)	$(1,158,144)	$(3,455,954)	—	—	$60,996,321
Blue Chip Growth	10,406,673	574,982,157	$11,264,232	(4,764,864)	(1,110,938)	(210,829,640)	—	—	369,540,947
Bond	38,189,984	598,586,202	58,910,114	(41,788,369)	(8,281,035)	(104,082,928)	$15,185,854	—	503,343,984
Capital Appreciation	17,775,808	301,213,018	14,462,401	(9,916,387)	(2,774,903)	(110,116,616)	—	—	192,867,513
Capital Appreciation Value	38,214,303	393,168,678	30,445,733	(24,666,420)	(2,058,442)	(63,278,682)	—	—	333,610,867
Disciplined Value	16,705,220	444,007,403	7,199,962	(58,528,928)	2,319,005	(61,728,299)	—	—	333,269,143
Disciplined Value International	28,789,289	461,542,617	2,194,760	(57,479,777)	4,358,243	(90,191,061)	—	—	320,424,782
Diversified Macro	5,814,711	81,749,858	1,382,710	(35,946,506)	450,551	13,359,708	—	—	60,996,321
Diversified Real Assets	29,892,281	405,959,935	26,187,185	(81,110,290)	13,519,915	(51,883,491)	—	—	312,673,254
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	23,545,995	$214,848,726	$9,538,107	$(11,825,984)	$(3,888,453)	$(50,443,309)	$7,799,977	—	$158,229,087
Emerging Markets Equity	38,773,182	462,658,711	8,559,558	—	—	(164,134,671)	—	—	307,083,598
Equity Income	27,339,610	694,473,406	7,144,762	(120,436,645)	19,078,933	(109,514,449)	7,144,762	—	490,746,007
Financial Industries	5,930,559	141,016,506	—	(24,680,835)	(1,152,002)	(23,200,694)	—	—	91,982,975
Floating Rate Income	18,832,218	215,966,563	8,910,237	(65,606,655)	(4,723,989)	(13,492,845)	7,141,660	—	141,053,311
Fundamental Global Franchise	10,362,769	140,973,580	993,154	(2,384,723)	(279,042)	(42,721,961)	—	—	96,581,008
Fundamental Large Cap Core	6,800,582	539,207,700	—	(21,552,539)	(2,717,425)	(139,069,585)	—	—	375,868,151
Global Equity	15,832,031	174,581,998	28,334,589	(531,988)	8,928	(44,864,820)	—	—	157,528,707
Global Thematic Opportunities	14,159,688	197,341,635	4,212,247	(60,506)	2,152	(65,987,317)	—	—	135,508,211
Health Sciences	22,327,948	138,792,645	770,703	(10,252,282)	(1,741,171)	(26,201,013)	—	—	101,368,882
High Yield	46,214,111	177,768,262	7,983,226	(24,922,482)	(2,933,231)	(27,571,983)	6,728,102	—	130,323,792
International Dynamic Growth	9,487,965	111,735,289	9,022,102	—	—	(43,240,715)	—	—	77,516,676
International Growth	6,971,470	232,310,573	7,808,989	(42,153)	1,526	(81,617,427)	—	—	158,461,508
International Small Company	20,195,363	270,639,957	—	(25,545,033)	(3,053,391)	(73,410,250)	—	—	168,631,283
International Strategic Equity Allocation	63,596,495	732,836,619	—	(48,195,383)	(6,467,687)	(189,116,499)	—	—	489,057,050
John Hancock Collateral Trust	136	—	1,313,859	(1,312,424)	(79)	—	174	—	1,356
Mid Cap Growth	26,551,168	487,418,096	49,861,385	(12,734,192)	(9,834,856)	(188,131,062)	—	—	326,579,371
Mid Value	27,732,494	653,645,385	—	(134,584,236)	10,074,466	(92,626,160)	—	—	436,509,455
Multifactor Emerging Markets ETF	8,405,994	198,586,439	38,906,278	(817,490)	(226,376)	(53,630,250)	1,267,173	—	182,818,601
Science & Technology	41,271,697	70,096,469	8,605,971	—	—	(28,350,970)	—	—	50,351,470
Short Duration Bond	109,075	—	1,000,215	—	—	(4,362)	215	—	995,853
Small Cap Core	17,051,751	315,600,020	—	(23,589,619)	(3,498,863)	(66,838,781)	—	—	221,672,757
Small Cap Growth	8,819,460	181,373,630	4,209,360	(3,593,110)	(977,474)	(63,537,196)	—	—	117,475,210
Small Cap Value	7,318,000	231,064,382	—	(61,020,475)	4,362,503	(39,535,672)	—	—	134,870,738
Strategic Income Opportunities	25,992,235	334,030,626	11,995,691	(51,639,074)	(4,384,317)	(44,896,147)	8,040,236	—	245,106,779
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	38,676,587	$443,172,929	—	$(38,572,344)	$(4,926,769)	$(98,769,971)	—	—	$300,903,845
					$(12,012,365)	$(2,453,115,072)	$53,308,153	—	$7,584,948,813
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	7,963,646	$101,287,060	—	$(19,318,945)	$(1,387,046)	$(4,209,703)	—	—	$76,371,366
Blue Chip Growth	6,630,609	364,699,430	$16,251,930	(10,937,371)	(2,673,104)	(131,887,966)	—	—	235,452,919
Bond	51,567,518	898,441,560	27,918,006	(83,385,593)	(16,310,042)	(147,004,041)	$21,937,900	—	679,659,890
Capital Appreciation	9,759,645	166,776,486	13,036,448	(10,714,478)	(3,486,885)	(59,719,424)	—	—	105,892,147
Capital Appreciation Value	40,475,316	418,643,356	28,401,026	(24,689,479)	(1,553,715)	(67,451,679)	—	—	353,349,509
Core Bond	12,667,296	103,515,062	53,691,440	(992,547)	(26,631)	(20,013,894)	1,859,053	—	136,173,430
Disciplined Value	10,310,910	273,416,674	13,165,967	(45,355,780)	4,748,357	(40,272,564)	—	—	205,702,654
Disciplined Value International	22,373,912	356,854,372	4,964,843	(46,672,386)	1,000,184	(67,125,376)	—	—	249,021,637
Diversified Macro	7,316,982	102,238,848	1,192,928	(43,664,084)	255,438	16,732,012	—	—	76,755,142
Diversified Real Assets	21,008,880	281,496,671	23,834,052	(59,416,244)	12,897,144	(39,058,734)	—	—	219,752,889
Emerging Markets Debt	39,746,781	360,769,769	15,041,375	(17,007,918)	(6,071,085)	(85,633,775)	13,166,875	—	267,098,366
Emerging Markets Equity	22,900,796	272,840,317	5,599,869	—	—	(97,065,879)	—	—	181,374,307
Equity Income	16,726,376	427,645,572	4,336,509	(77,686,860)	17,490,344	(71,547,114)	4,336,510	—	300,238,451
Financial Industries	4,364,147	104,522,509	—	(19,062,361)	(674,068)	(17,098,165)	—	—	67,687,915
Floating Rate Income	33,635,222	363,869,595	13,316,640	(94,761,715)	(6,207,831)	(24,288,873)	12,063,071	—	251,927,816
Fundamental Global Franchise	9,796,149	131,373,171	2,048,630	(2,047,813)	(47,228)	(40,026,655)	—	—	91,300,105
Fundamental Large Cap Core	4,036,146	315,976,324	5,727,442	(15,749,770)	(2,039,759)	(80,836,443)	—	—	223,077,794
Global Equity	17,254,956	199,112,895	24,030,716	(1,665,895)	110	(49,791,011)	—	—	171,686,815
Global Shareholder Yield	3,943,136	52,118,587	1,144,630	(7,204,246)	884,985	(9,681,318)	1,144,631	—	37,262,638
Global Thematic Opportunities	7,648,833	104,258,026	3,984,586	(13,047)	464	(35,030,699)	—	—	73,199,330
Health Sciences	16,982,498	103,287,998	3,350,109	(8,764,061)	(1,254,790)	(19,518,716)	—	—	77,100,540
High Yield	85,640,510	328,412,783	13,473,455	(43,824,166)	(5,525,535)	(51,030,299)	12,496,359	—	241,506,238
International Dynamic Growth	7,156,288	82,556,422	8,233,426	—	—	(32,322,979)	—	—	58,466,869
International Growth	5,608,504	182,785,172	9,192,901	—	—	(64,496,771)	—	—	127,481,302
International Small Company	10,059,756	145,961,237	—	(22,337,064)	(779,197)	(38,846,013)	—	—	83,998,963
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	39,614,327	$458,412,116	—	$(32,547,622)	$(3,295,505)	$(117,934,818)	—	—	$304,634,171
John Hancock Collateral Trust	104	—	$2,009,989	(2,008,738)	(210)	—	$488	—	1,041
Mid Cap Growth	17,101,815	322,261,002	34,743,547	(16,137,278)	(12,690,571)	(117,824,373)	—	—	210,352,327
Mid Value	18,887,843	449,254,006	5,920	(97,148,918)	2,524,201	(57,340,561)	—	—	297,294,648
Multi-Asset High Income	4,509,920	52,129,013	1,873,917	(6,735,214)	(450,653)	(8,482,739)	1,625,652	—	38,334,324
Multifactor Emerging Markets ETF	5,326,550	118,869,200	33,564,497	(2,932,769)	(276,257)	(33,379,666)	806,108	—	115,845,005
Science & Technology	29,949,961	49,934,677	7,116,279	(24,033)	(35,196)	(20,452,775)	—	—	36,538,952
Short Duration Bond	15,817,880	192,250,889	6,651,240	(40,250,758)	(2,813,753)	(11,420,377)	4,226,569	—	144,417,241
Small Cap Core	11,012,814	202,510,790	—	(14,703,089)	(1,423,278)	(43,217,835)	—	—	143,166,588
Small Cap Growth	5,677,894	126,152,212	3,881,521	(9,854,606)	(3,377,085)	(41,172,491)	—	—	75,629,551
Small Cap Value	5,433,461	167,753,123	—	(42,691,073)	4,032,887	(28,956,252)	—	—	100,138,685
Strategic Income Opportunities	56,690,895	753,026,811	22,167,974	(130,104,866)	(10,467,708)	(100,027,068)	18,110,473	—	534,595,143
U.S. Sector Rotation	35,739,263	400,840,834	—	(29,335,434)	(2,437,789)	(91,016,141)	—	—	278,051,470
					$(41,470,807)	$(1,948,451,175)	$91,773,689	—	$6,870,538,178
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	3,093,746	$37,168,460	$287,699	$(5,726,568)	$(389,188)	$(1,671,375)	—	—	$29,669,028
Blue Chip Growth	1,140,564	61,086,022	9,172,541	(7,029,080)	(1,193,705)	(21,534,349)	—	—	40,501,429
Bond	21,874,886	369,244,025	13,350,139	(27,009,113)	(4,497,891)	(62,776,166)	$9,055,326	—	288,310,994
Capital Appreciation	1,656,013	28,001,539	4,994,344	(4,361,969)	(990,733)	(9,675,445)	—	—	17,967,736
Capital Appreciation Value	11,573,218	125,680,445	4,677,921	(9,162,310)	(410,877)	(19,750,989)	—	—	101,034,190
Core Bond	18,720,323	241,685,214	12,539,766	(14,031,973)	(1,410,702)	(37,538,828)	3,001,766	—	201,243,477
Disciplined Value	2,047,630	51,567,255	4,049,923	(7,889,983)	420,393	(7,297,374)	—	—	40,850,214
Disciplined Value International	3,974,540	61,550,743	2,154,202	(7,959,120)	(100,180)	(11,409,016)	—	—	44,236,629
Diversified Macro	2,747,320	37,071,886	364,190	(14,769,280)	648,852	5,503,741	—	—	28,819,389
Diversified Real Assets	4,115,281	54,389,463	6,005,327	(12,385,044)	2,569,538	(7,533,441)	—	—	43,045,843
Emerging Markets Debt	17,071,579	152,592,661	8,238,016	(7,410,353)	(2,378,742)	(36,320,574)	5,575,599	—	114,721,008
Emerging Markets Equity	2,716,686	29,583,520	2,864,624	—	—	(10,931,993)	—	—	21,516,151
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	3,241,278	$80,659,574	$831,417	$(12,949,765)	$2,346,807	$(12,707,095)	$831,417	—	$58,180,938
Floating Rate Income	15,256,045	153,348,071	7,362,511	(33,599,314)	(3,139,815)	(9,703,673)	5,100,725	—	114,267,780
Fundamental Global Franchise	2,849,659	37,853,443	962,469	(544,365)	(20,181)	(11,692,542)	—	—	26,558,824
Fundamental Large Cap Core	793,255	60,794,430	2,804,243	(3,552,056)	(519,719)	(15,683,684)	—	—	43,843,214
Global Equity	5,085,754	65,172,558	1,811,827	(977,178)	(164,267)	(15,239,683)	—	—	50,603,257
Global Shareholder Yield	2,840,214	36,259,642	813,194	(3,948,129)	546,399	(6,831,087)	813,194	—	26,840,019
High Yield	38,673,322	142,769,320	6,228,404	(15,266,283)	(1,846,272)	(22,826,402)	5,459,947	—	109,058,767
Infrastructure	916,978	15,029,622	177,941	(2,110,195)	441,217	(2,874,125)	177,941	—	10,664,460
International Growth	1,681,965	53,558,513	3,835,866	(2,187)	(341)	(19,160,776)	—	—	38,231,075
International Small Company	2,190,810	25,683,913	522,980	(209,245)	(25,356)	(7,679,031)	—	—	18,293,261
International Strategic Equity Allocation	8,888,777	105,376,564	—	(9,498,634)	(812,417)	(26,710,821)	—	—	68,354,692
John Hancock Collateral Trust	103	—	168,720	(167,694)	1	—	14	—	1,027
Mid Cap Growth	3,629,259	67,626,393	13,668,207	(8,828,990)	(5,761,621)	(22,064,101)	—	—	44,639,888
Mid Value	3,318,663	80,559,468	1,621,037	(20,481,819)	846,664	(10,309,600)	—	—	52,235,750
Multi-Asset High Income	4,020,549	45,324,553	1,812,133	(5,166,966)	(281,068)	(7,513,983)	1,423,560	—	34,174,669
Multifactor Emerging Markets ETF	1,055,719	23,778,765	6,819,122	(587,881)	(25,441)	(7,024,155)	185,253	—	22,960,410
Short Duration Bond	9,534,251	109,736,786	4,665,679	(19,065,497)	(1,320,358)	(6,968,901)	2,471,762	—	87,047,709
Small Cap Core	620,717	11,331,138	173,746	(944,355)	(24,009)	(2,467,193)	—	—	8,069,327
Small Cap Growth	1,532,598	32,077,262	2,352,697	(2,515,675)	(857,020)	(10,643,056)	—	—	20,414,208
Small Cap Value	1,171,301	33,451,557	—	(6,739,318)	1,672,611	(6,797,781)	—	—	21,587,069
Strategic Income Opportunities	20,202,448	256,703,159	6,475,164	(34,856,783)	(2,262,274)	(35,550,183)	6,225,123	—	190,509,083
U.S. Sector Rotation	6,262,361	73,416,711	—	(7,839,796)	(798,688)	(16,057,056)	—	—	48,721,171
					$(19,738,383)	$(497,440,737)	$40,321,627	—	$2,067,172,686
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	5,590,231	$66,678,463	$3,830,861	$(13,429,650)	$(799,662)	$(2,669,696)	—	—	$53,610,316
Blue Chip Growth	437,277	22,734,164	7,499,813	(6,186,819)	(1,434,654)	(7,084,804)	—	—	15,527,700
Bond	26,301,997	434,126,017	18,039,256	(26,268,974)	(4,143,137)	(75,092,836)	$10,680,220	—	346,660,326
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	4,738,809	$50,845,281	$4,058,262	$(5,363,869)	$(220,513)	$(7,949,359)	—	—	$41,369,802
Core Bond	24,351,597	317,526,241	9,736,525	(14,709,060)	(1,288,085)	(49,485,952)	$3,905,330	—	261,779,669
Disciplined Value	479,204	12,998,278	853,087	(2,640,608)	173,550	(1,824,185)	—	—	9,560,122
Disciplined Value International	1,516,330	23,119,609	3,010,586	(5,024,116)	(131,500)	(4,097,825)	—	—	16,876,754
Emerging Markets Debt	18,708,717	165,744,976	12,799,911	(10,892,499)	(3,022,918)	(38,906,894)	6,087,136	—	125,722,576
Emerging Markets Equity	2,270,177	21,638,793	5,604,570	(602,022)	(328,366)	(8,333,173)	—	—	17,979,802
Equity Income	825,660	20,329,771	1,300,122	(4,246,049)	535,545	(3,098,797)	209,076	—	14,820,592
Floating Rate Income	15,828,322	165,744,976	6,140,509	(39,718,981)	(3,826,387)	(9,785,982)	5,430,012	—	118,554,135
Fundamental Global Franchise	1,419,477	18,115,986	2,729,054	(1,980,871)	(178,600)	(5,456,047)	—	—	13,229,522
Fundamental Large Cap Core	159,351	12,081,236	1,976,358	(2,123,539)	(115,944)	(3,010,777)	—	—	8,807,334
Global Equity	2,035,150	24,149,181	3,825,422	(1,860,982)	(226,084)	(5,637,792)	—	—	20,249,745
Global Shareholder Yield	1,213,289	15,727,625	869,479	(2,492,221)	475,546	(3,114,844)	343,504	—	11,465,585
High Yield	41,912,452	152,436,986	9,104,085	(17,153,444)	(1,778,848)	(24,415,665)	5,847,669	—	118,193,114
Infrastructure	2,634,681	42,031,474	2,081,247	(6,682,162)	1,262,701	(8,051,924)	496,864	—	30,641,336
International Growth	672,360	20,963,715	2,765,331	(782,955)	(248,229)	(7,415,119)	—	—	15,282,743
International Strategic Equity Allocation	5,521,648	64,972,031	4,689,171	(10,544,032)	(486,606)	(16,169,091)	—	—	42,461,473
John Hancock Collateral Trust	106	—	70,184	(69,125)	5	—	8	—	1,064
Mid Cap Growth	1,585,535	27,356,390	12,055,529	(8,576,096)	(4,288,278)	(7,045,466)	—	—	19,502,079
Mid Value	1,299,306	33,435,850	3,090,280	(12,501,029)	(222,983)	(3,351,041)	—	—	20,451,077
Multi-Asset High Income	4,334,113	48,392,694	2,160,944	(5,430,067)	(225,306)	(8,058,307)	1,522,384	—	36,839,958
Short Duration Bond	10,297,082	120,981,735	5,210,384	(23,247,834)	(1,461,131)	(7,470,797)	2,675,908	—	94,012,357
Small Cap Growth	1,278,629	22,920,111	4,797,520	(2,027,781)	(1,372,106)	(7,286,410)	—	—	17,031,334
Small Cap Value	957,100	25,371,849	1,262,640	(5,047,339)	(665,440)	(3,282,348)	—	—	17,639,362
Strategic Income Opportunities	19,451,950	241,842,487	5,874,654	(28,713,149)	(1,180,664)	(34,391,443)	5,874,655	—	183,431,885
U.S. Sector Rotation	2,684,675	29,664,721	2,793,638	(4,735,597)	(337,409)	(6,498,584)	—	—	20,886,769
					$(25,535,503)	$(358,985,158)	$43,072,766	—	$1,692,588,531
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For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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